UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp.
Address: 2911 Turtle Creek Blvd., Suite 907

         Dallas, TX  75219

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Chambers
Title:     Chief Financial Officer
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     Robert L. Chambers     Dallas, TX


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     201737


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMFM INC                    COM                 001693100    20493   297000 SH       SOLE                   297000
CHASE MANHATTAN CORP NEW    COM                 16161A108    15661   340000 SH       SOLE                   340000
CISCO SYS INC               COM                 17275R102    22641   356200 SH       SOLE                   356200
CITIGROUP INC               COM                 172967101    24449   405800 SH       SOLE                   405800
DELL COMPUTER CORP          COM                 247025109    25662   520400 SH       SOLE                   520400
PLAYTEX PRODS INC           COM                 72813P100    28643  2532000 SH       SOLE                  2532000
SUN MICROSYSTEMS INC        COM                 866810104    12440   136800 SH       SOLE                   136800
WILLIAMS COS INC DEL        COM                 969457100    14912   357700 SH       SOLE                   357700
UNITEDGLOBALCOM             CL A                913247508    20215   432400 SH       SOLE                   432400
VODAFONE AIRTOUCH PLC       SPONSORED ADR       92857T107    16621   401100 SH       SOLE                   401100